INCOME TAXES - Components of our income tax benefit (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense:
State			$ 252	$ 377
Total current income tax expense			252	377
Deferred income tax benefit:
Income Tax Provision	$ 234	$ 340	$ 252	$ 377